Changes in the main accounting policies and disclosures	12 Months Ended
Dec. 31, 2020
Changes in the main accounting policies and disclosures
Changes in the main accounting policies and disclosures

5     Changes in the main accounting policies and disclosures

(a)	New standards and amendments – applicable January 1, 2020

There are several new standards and amendments effective for annual periods commencing on or after January 1, 2020. The adoption of these new standards did not have an impact on the Company’s financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective and does not expect that the adoption of such standard, interpretation or amendment will have a material impact on the Company’s financial statements.

(b)	Benchmark interest rate reform

In 2014, developments in the global markets revealed weaknesses in the LIBOR’s sustainability as a reference rate. Since then, regulators around the world have focused on the transition to a new benchmark that would replace the USD Libor.

In July 2017, the Financial Conduct Authority announced its intention to phase out LIBOR by the end of 2021.

However, there still is uncertainty around the timing and precise nature of these changes.

The Company is discussing with the financial entities which interest rate reference will replace the loans measured by LIBOR, among other changes, and expects to apply the current benchmarks until the end of 2021, not expecting any significant impacts.

(c)	Critical estimates and judgments

The preparation of the Company’s consolidated financial statements requires the use of judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures, and the disclosure of contingent liabilities at the date of the consolidated financial statements. Accounting estimates and assumptions, by definition, will seldom equal the actual results and are continually evaluated to reflect changing expectations about future events. Management also needs to exercise judgment in applying the Company’s accounting policies.

This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to their uncertainty. Detailed information about each of these estimates and judgments is included in other notes together with information about the basis of calculation for each affected item in the financial statements.

The critical accounting estimates and judgments applied by the Company in the preparation of these financial statements are as follows:

•	estimation of current and deferred income taxes – note 11
•	estimation of fair value of financial instruments – note 14
•	estimation of quantification of mineral reserves and resources for useful life calculation – note 24
•	estimation of asset retirement obligations – note 28
•	estimation of provisions for legal claims – note 29
•	estimation of contractual obligations – note 30
•	estimation of impairment of non-current assets – note 33

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.

The Company has considered the effects of COVID-19 when making its estimates and judgments, considering that this pandemic has negatively impacted the Company’s financial position, results of operations and cash flows for the year ended December 31, 2020. Events and changes in circumstances arising after December 31, 2020, including those resulting from the impacts of COVID-19, will be reflected in management’s estimates for future periods.

(d)Adoption of IFRS 16 and IFRIC 23

The Company has applied IFRS 16 and IFRIC 23 from its mandatory adoption date of January 1, 2019, using the simplified transition approach and did not restate comparative amounts for the periods prior to the adoption.